Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total Short-term borrowings		$ 78	$ 68
Total Current portion of long-term borrowings		83	78
Total Short-term and current portion of long-term borrowings		161	146
Total Long-term borrowings		20,711	22,557
Total borrowings		20,872	22,703
Foreign lines of credit and other arrangements
Debt Instrument [Line Items]
Total Short-term borrowings		68	68
Senior secured revolving credit facility
Debt Instrument [Line Items]
Total Short-term borrowings		10	0
4.85% Unsecured notes due 2014, net of unamortized discount of $0
Debt Instrument [Line Items]
Total Current portion of long-term borrowings		$ 0	4
Interest rate		4.85%
Unamortized discount		$ 0	0
4.95% Unsecured notes due 2015, net of unamortized discount of $0
Debt Instrument [Line Items]
Total Current portion of long-term borrowings		10	0
Total Long-term borrowings		0	9
Capital lease obligations
Debt Instrument [Line Items]
Total Current portion of long-term borrowings		73	74
Total Long-term borrowings		134	89
Senior secured term loan facility due March 2017, net of unamortized discount of $10 and $23
Debt Instrument [Line Items]
Total Long-term borrowings		1,451	2,658
Unamortized discount		10	23
Senior secured term loan facility due March 2018, net of unamortized discount of $44.9 and $22.1
Debt Instrument [Line Items]
Total Long-term borrowings	[1]	4,932	4,656
Unamortized discount	[1]	45	22
Senior secured term loan facility due September 2018, net of unamortized discount of $27.3 and $27.5
Debt Instrument [Line Items]
Total Long-term borrowings	[1]	981	981
Unamortized discount	[1]	27	27
Senior secured term loan facility due March 2021, net of unamortized discount of $11
Debt Instrument [Line Items]
Total Long-term borrowings		1,180	$ 0
Unamortized discount		11
7.375% Senior secured first lien notes due 2019, net of unamortized discount of $19 and $23
Debt Instrument [Line Items]
Total Long-term borrowings		$ 1,576	$ 1,572
Interest rate		7.375%
Unamortized discount		$ 19	23
8.875% Senior secured first lien notes due 2020, net of unamortized discount of $10 and $12
Debt Instrument [Line Items]
Total Long-term borrowings		$ 500	498
Interest rate		8.875%
Unamortized discount		$ 10	12
6.75% Senior secured first lien notes due 2020, net of unamortized discount of $14.3 and $25.7
Debt Instrument [Line Items]
Total Long-term borrowings	[2]	$ 1,383	2,124
Interest rate	[2]	6.75%
Unamortized discount	[2]	$ 14	25
8.25% Senior secured second lien notes due 2021, net of unamortized discount of $11 and $13
Debt Instrument [Line Items]
Total Long-term borrowings		$ 1,989	1,987
Interest rate		8.25%
Unamortized discount		$ 11	13
8.75% Senior secured second lien notes due 2022, net of unamortized discount of $6 and $6
Debt Instrument [Line Items]
Total Long-term borrowings		$ 994	994
Interest rate		8.75%
Unamortized discount		$ 6	6
12.625% Senior unsecured notes due 2021, net of unamortized discount of $16 and $19
Debt Instrument [Line Items]
Total Long-term borrowings		$ 2,984	2,981
Interest rate		12.625%
Unamortized discount		$ 16	19
10.625% Senior unsecured notes due 2021, net of unamortized discount of $15.5 and $27.4
Debt Instrument [Line Items]
Total Long-term borrowings	[2]	$ 514	788
Interest rate	[2]	10.625%
Unamortized discount	[2]	$ 16	27
11.25% Senior unsecured notes due 2021, net of unamortized discount of $15.1 and $27.0
Debt Instrument [Line Items]
Total Long-term borrowings	[2]	$ 495	758
Interest rate	[2]	11.25%
Unamortized discount	[2]	$ 15	27
11.25% Senior unsecured subordinated notes due 2016
Debt Instrument [Line Items]
Total Long-term borrowings		$ 0	750
Interest rate		11.25%
11.75% Senior unsecured subordinated notes due 2021, net of unamortized discount of $10.9 and $38.0
Debt Instrument [Line Items]
Total Long-term borrowings	[2]	$ 1,598	1,712
Interest rate	[2]	11.75%
Unamortized discount	[2]	$ 11	$ 38
Current | 4.95% Unsecured notes due 2015, net of unamortized discount of $0
Debt Instrument [Line Items]
Interest rate		4.95%
Unamortized discount		$ 0
Long-term | 4.95% Unsecured notes due 2015, net of unamortized discount of $0
Debt Instrument [Line Items]
Interest rate		4.95%
Unamortized discount			$ 1

[1]	Repriced and amended on July 18, 2014. See "Senior Secured Term Loan Facility" below for additional information.
[2]	Partially redeemed with proceeds of private placement on July 11, 2014 and July 21, 2014. See "Debt Repurchase" below for additional information.